FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Financial Assets and Liabilities Subject to Recurring Fair Value Measurements

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

At December 31, 2010	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$365.4	$365.4
U.S. corporate securities		27.6	27.6
U.S. government and agency securities	$2.7		2.7
Non-U.S. corporate securities		37.0	37.0
Other debt securities		17.8	17.8

Total marketable debt securities	$2.7	$447.8	$450.5

Derivatives
Interest-rate swaps		$5.8	$5.8
Cross currency swaps		3.3	3.3
Foreign-exchange contracts		1.0	1.0

Total derivative assets		$10.1	$10.1

Liabilities:
Derivatives
Cross currency swaps		$73.8	$73.8
Interest-rate swaps		37.2	37.2
Foreign-exchange contracts		1.6	1.6

Total derivative liabilities		$112.6	$112.6

Carrying Amount and Fair Value of Financial Services Fixed-rate Loans and Fixed-rate Debt

Fixed-rate loans and debt that are not carried at approximate fair value are as follows:

At December 31,	2011		2010
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$2,740.1	$2,776.1	$2,444.1	$2,483.3

Liabilities:
Truck and Other fixed-rate debt	$150.0	$167.6	$173.5	$196.9
Financial Services fixed-rate debt	$1,958.6	$2,021.1	$1,870.7	$1,967.9